Document and Entity Information	12 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	Lincoln Advisors Trust
Central Index Key	0001524692
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Jan 28, 2013

PresidentialSM Protected Profile 2010 Fund

PresidentialSM Protected Profile 2020 Fund

PresidentialSM Protected Profile 2030 Fund

PresidentialSM Protected Profile 2040 Fund

PresidentialSM Protected Profile 2050 Fund

(each, a “Fund”)

Supplement Dated April 30, 2013

to the Prospectus Dated January 28, 2013

This Supplement updates certain information in each Fund’s Prospectus. You may obtain copies of each Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-234-3500 or at www.LincolnFinancial.com/presidentialfunds.

The purpose of this Supplement is to clarify the range and level of net equity exposure to which the Funds may be exposed, particularly during periods of extreme market volatility, and to update biographical information for the Funds’ existing Portfolio Managers.

Investment Strategy

The following replaces similar text on pages 2-3 under “Principal Investment Strategies”:

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The Fund’s aggregate economic exposure to equities at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%. (Note: These sentences do not apply to PresidentialSM Protected Profile 2010 Fund since that Fund has already met the target date.)

At the landing date, as a result of the protection sub-strategy, the Fund’s net economic exposure to equities may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the landing date to be between 15% and 25%.

In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could potentially reduce the Fund’s equity exposure that is shown in the chart above to a substantial degree.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Supplement [Text Block]	lat_SupplementTextBlock

PresidentialSM Protected Profile 2010 Fund

PresidentialSM Protected Profile 2020 Fund

PresidentialSM Protected Profile 2030 Fund

PresidentialSM Protected Profile 2040 Fund

PresidentialSM Protected Profile 2050 Fund

(each, a “Fund”)

Supplement Dated April 30, 2013

to the Prospectus Dated January 28, 2013

This Supplement updates certain information in each Fund’s Prospectus. You may obtain copies of each Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-234-3500 or at www.LincolnFinancial.com/presidentialfunds.

The purpose of this Supplement is to clarify the range and level of net equity exposure to which the Funds may be exposed, particularly during periods of extreme market volatility, and to update biographical information for the Funds’ existing Portfolio Managers.

Investment Strategy

The following replaces similar text on pages 2-3 under “Principal Investment Strategies”:

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The Fund’s aggregate economic exposure to equities at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%. (Note: These sentences do not apply to PresidentialSM Protected Profile 2010 Fund since that Fund has already met the target date.)

At the landing date, as a result of the protection sub-strategy, the Fund’s net economic exposure to equities may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the landing date to be between 15% and 25%.

In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could potentially reduce the Fund’s equity exposure that is shown in the chart above to a substantial degree.

Presidential Protected Profile 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lat_SupplementTextBlock

PresidentialSM Protected Profile 2010 Fund

PresidentialSM Protected Profile 2020 Fund

PresidentialSM Protected Profile 2030 Fund

PresidentialSM Protected Profile 2040 Fund

PresidentialSM Protected Profile 2050 Fund

(each, a “Fund”)

Supplement Dated April 30, 2013

to the Prospectus Dated January 28, 2013

This Supplement updates certain information in each Fund’s Prospectus. You may obtain copies of each Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-234-3500 or at www.LincolnFinancial.com/presidentialfunds.

The purpose of this Supplement is to clarify the range and level of net equity exposure to which the Funds may be exposed, particularly during periods of extreme market volatility, and to update biographical information for the Funds’ existing Portfolio Managers.

Investment Strategy

The following replaces similar text on pages 2-3 under “Principal Investment Strategies”:

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The Fund’s aggregate economic exposure to equities at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%. (Note: These sentences do not apply to PresidentialSM Protected Profile 2010 Fund since that Fund has already met the target date.)

At the landing date, as a result of the protection sub-strategy, the Fund’s net economic exposure to equities may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the landing date to be between 15% and 25%.

In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could potentially reduce the Fund’s equity exposure that is shown in the chart above to a substantial degree.

Presidential Protected Profile 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lat_SupplementTextBlock

PresidentialSM Protected Profile 2010 Fund

PresidentialSM Protected Profile 2020 Fund

PresidentialSM Protected Profile 2030 Fund

PresidentialSM Protected Profile 2040 Fund

PresidentialSM Protected Profile 2050 Fund

(each, a “Fund”)

Supplement Dated April 30, 2013

to the Prospectus Dated January 28, 2013

This Supplement updates certain information in each Fund’s Prospectus. You may obtain copies of each Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-234-3500 or at www.LincolnFinancial.com/presidentialfunds.

The purpose of this Supplement is to clarify the range and level of net equity exposure to which the Funds may be exposed, particularly during periods of extreme market volatility, and to update biographical information for the Funds’ existing Portfolio Managers.

Investment Strategy

The following replaces similar text on pages 2-3 under “Principal Investment Strategies”:

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The Fund’s aggregate economic exposure to equities at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%. (Note: These sentences do not apply to PresidentialSM Protected Profile 2010 Fund since that Fund has already met the target date.)

At the landing date, as a result of the protection sub-strategy, the Fund’s net economic exposure to equities may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the landing date to be between 15% and 25%.

In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could potentially reduce the Fund’s equity exposure that is shown in the chart above to a substantial degree.

Presidential Protected Profile 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lat_SupplementTextBlock

PresidentialSM Protected Profile 2010 Fund

PresidentialSM Protected Profile 2020 Fund

PresidentialSM Protected Profile 2030 Fund

PresidentialSM Protected Profile 2040 Fund

PresidentialSM Protected Profile 2050 Fund

(each, a “Fund”)

Supplement Dated April 30, 2013

to the Prospectus Dated January 28, 2013

This Supplement updates certain information in each Fund’s Prospectus. You may obtain copies of each Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-234-3500 or at www.LincolnFinancial.com/presidentialfunds.

The purpose of this Supplement is to clarify the range and level of net equity exposure to which the Funds may be exposed, particularly during periods of extreme market volatility, and to update biographical information for the Funds’ existing Portfolio Managers.

Investment Strategy

The following replaces similar text on pages 2-3 under “Principal Investment Strategies”:

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The Fund’s aggregate economic exposure to equities at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%. (Note: These sentences do not apply to PresidentialSM Protected Profile 2010 Fund since that Fund has already met the target date.)

At the landing date, as a result of the protection sub-strategy, the Fund’s net economic exposure to equities may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the landing date to be between 15% and 25%.

In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could potentially reduce the Fund’s equity exposure that is shown in the chart above to a substantial degree.

Presidential Protected Profile 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lat_SupplementTextBlock

PresidentialSM Protected Profile 2010 Fund

PresidentialSM Protected Profile 2020 Fund

PresidentialSM Protected Profile 2030 Fund

PresidentialSM Protected Profile 2040 Fund

PresidentialSM Protected Profile 2050 Fund

(each, a “Fund”)

Supplement Dated April 30, 2013

to the Prospectus Dated January 28, 2013

This Supplement updates certain information in each Fund’s Prospectus. You may obtain copies of each Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-234-3500 or at www.LincolnFinancial.com/presidentialfunds.

The purpose of this Supplement is to clarify the range and level of net equity exposure to which the Funds may be exposed, particularly during periods of extreme market volatility, and to update biographical information for the Funds’ existing Portfolio Managers.

Investment Strategy

The following replaces similar text on pages 2-3 under “Principal Investment Strategies”:

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The Fund’s aggregate economic exposure to equities at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%. (Note: These sentences do not apply to PresidentialSM Protected Profile 2010 Fund since that Fund has already met the target date.)

At the landing date, as a result of the protection sub-strategy, the Fund’s net economic exposure to equities may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the landing date to be between 15% and 25%.

In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could potentially reduce the Fund’s equity exposure that is shown in the chart above to a substantial degree.

Presidential Protected Profile 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lat_SupplementTextBlock

PresidentialSM Protected Profile 2010 Fund

PresidentialSM Protected Profile 2020 Fund

PresidentialSM Protected Profile 2030 Fund

PresidentialSM Protected Profile 2040 Fund

PresidentialSM Protected Profile 2050 Fund

(each, a “Fund”)

Supplement Dated April 30, 2013

to the Prospectus Dated January 28, 2013

This Supplement updates certain information in each Fund’s Prospectus. You may obtain copies of each Fund’s Prospectus and Summary Prospectus free of charge, upon request, by calling toll-free 1-800-234-3500 or at www.LincolnFinancial.com/presidentialfunds.

The purpose of this Supplement is to clarify the range and level of net equity exposure to which the Funds may be exposed, particularly during periods of extreme market volatility, and to update biographical information for the Funds’ existing Portfolio Managers.

Investment Strategy

The following replaces similar text on pages 2-3 under “Principal Investment Strategies”:

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.

The Fund’s aggregate economic exposure to equities at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%. (Note: These sentences do not apply to PresidentialSM Protected Profile 2010 Fund since that Fund has already met the target date.)

At the landing date, as a result of the protection sub-strategy, the Fund’s net economic exposure to equities may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the landing date to be between 15% and 25%.

In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could potentially reduce the Fund’s equity exposure that is shown in the chart above to a substantial degree.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Lincoln Advisors Trust
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013